Expenses by nature - Restructuring (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other provisions
Cost of sales	€ 13,659	€ 15,051	€ 14,251
Research and development expenses	4,087	4,532	4,777
Selling, general and administrative expenses	2,898	3,219	3,549
Restructuring
Other provisions
Cost of sales	245	227	115
Research and development expenses	189	105	119
Selling, general and administrative expenses	67	117	77
Total restructuring charges	€ 501	€ 449	€ 311